Summary of Significant Accounting Policies - Schedule of weighted average shares outstanding (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)	$ (1,635,954)	$ 1,098,668	$ (225,688)	$ 7,069,017	$ (9,271,235)		$ 7,941,997
Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)	$ (723,074)	$ 878,934	$ (225,688)	$ 7,069,017	$ (6,871,324)	$ 6,843,329	$ 6,353,598
Weighted average shares outstanding	4,545,455	25,000,000	25,000,000	25,000,000	17,176,871	25,000,000	25,000,000
Basic and diluted net (loss) income per share	$ (0.16)	$ 0.04	$ (0.01)	$ 0.23	$ (0.40)	$ 0.22	$ 0.25
Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)	$ (912,880)	$ 219,734	$ (225,688)	$ 7,069,017	$ (2,399,911)	$ 6,843,329	$ 1,588,399
Weighted average shares outstanding	5,738,636	6,250,000	6,250,000	6,250,000	6,058,673	6,250,000	6,250,000
Basic and diluted net (loss) income per share	$ (0.16)	$ 0.04	$ (0.01)	$ 0.23	$ (0.40)	$ 0.22	$ 0.25
Previously Reported [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)	$ (1,635,954)
Previously Reported [Member] | Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)			$ (225,688)	$ 7,069,017	$ (9,271,235)	$ 6,843,329
Weighted average shares outstanding	25,000,000		25,000,000	25,000,000	25,000,000	25,000,000
Basic and diluted net (loss) income per share	$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Previously Reported [Member] | Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)			$ (225,688)	$ 7,069,017	$ (9,271,235)	$ 6,843,329
Weighted average shares outstanding	5,738,636		6,250,000	6,250,000	6,058,673	6,250,000
Basic and diluted net (loss) income per share	$ (0.29)		$ (0.04)	$ 1.13	$ (1.53)	$ 1.09
Adjustment [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)	$ 0
Adjustment [Member] | Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)			$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding	(20,454,545)		0	0	(7,823,129)	0
Basic and diluted net (loss) income per share	$ (0.16)		$ (0.01)	$ 0.23	$ (0.40)	$ 0.22
Adjustment [Member] | Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Supplemental Disclosure Of Noncash Financing Activities Restatement [Line Items]
Net income (loss)			$ 0		$ 0	$ 0
Weighted average shares outstanding	0		0		0	0
Basic and diluted net (loss) income per share	$ 0.13		$ 0.03	$ (0.90)	$ 1.13	$ (0.87)